Acquisitions & Divestitures - Juice Transaction (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022	Jan. 24, 2022
Acquisitions & Divestitures [Line Items]
Disposal Group, Including Discontinued Operation, Consideration				$ 3,500
Gain associated with the Juice Transaction - tax impact			$ (433)
Gain associated with Juice Transaction, after-tax			$ (2,888)
Gain (Loss) on Disposition of Business - per share amount			$ 2.08
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity			$ 520
Juice Transaction - Pension Impact, pre-tax			(10)
Juice Transaction - Pension Impact, tax impact			3
Juice Transaction - Pension Impact, after-tax impact			$ (7)
Juice Transaction - Pension Impact, per share impact			$ 0.01
Total Juice Transaction - Pre-tax			$ (3,260)
Total Juice Transaction - Provision for income taxes			423
Total Juice Transaction - After-tax amount			$ (2,837)
Total Juice Transaction - Per share amount			$ 2.04
Juice Transaction - Deferred Tax Expense			$ 186
Gain associated with the Juice Transaction	$ 0	$ 0	(3,321)
Tropicana JV
Acquisitions & Divestitures [Line Items]
Equity Method Investment, Ownership Percentage	39.00%	39.00%		39.00%
Retiree Medical Plan [Member]
Acquisitions & Divestitures [Line Items]
Curtailment Gain			16
Selling, general and administrative expenses
Acquisitions & Divestitures [Line Items]
Business Combination, Separately Recognized Transactions, Net Gains and Losses - Juice			71
Business Combination, Separately Recognized Transactions, Net Gains and Losses - tax - Juice			(13)
Business Combination, Separately Recognized Transactions, Net Gains and Losses - after tax - Juice			$ 58
Business Combination, Separately Recognized Transactions, Net Gains and Losses - Juice, Per Share			$ (0.04)
Juice Transaction - Operating Profit Impact			$ (3,250)
Juice Transaction - Operating Profit, tax impact			420
Juice Transaction - Operating Profit, after-tax impact			$ (2,830)
Juice Transaction - Operating Profit, per share impact			$ 2.04
PepsiCo Beverages North America [Member]
Acquisitions & Divestitures [Line Items]
Business Combination, Separately Recognized Transactions, Net Gains and Losses - Juice			$ 51
Gain associated with the Juice Transaction			(3,029)
PepsiCo Beverages North America [Member] | Selling, general and administrative expenses
Acquisitions & Divestitures [Line Items]
Juice Transaction - Operating Profit Impact			(2,978)
Europe, Middle East & Africa (Segment) [Member]
Acquisitions & Divestitures [Line Items]
Business Combination, Separately Recognized Transactions, Net Gains and Losses - Juice			14
Gain associated with the Juice Transaction			(292)
Europe, Middle East & Africa (Segment) [Member] | Selling, general and administrative expenses
Acquisitions & Divestitures [Line Items]
Juice Transaction - Operating Profit Impact			(278)
Corporate Segment [Member]
Acquisitions & Divestitures [Line Items]
Business Combination, Separately Recognized Transactions, Net Gains and Losses - Juice			6
Gain associated with the Juice Transaction			0
Corporate Segment [Member] | Selling, general and administrative expenses
Acquisitions & Divestitures [Line Items]
Juice Transaction - Operating Profit Impact			$ 6